Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 1,187	$ 892
Liabilities currently not deductible for tax	451	400
Operating lease liabilities	449	399
Other assets tax value in excess of book value	263	150
Unrealized losses on foreign exchange hedges and retirement liabilities	100	44
Tax credit carryforwards	89	90
Unrealized losses on remeasurement of investments	12	79
Others	9	29
Deferred tax assets, Gross, Total	2,560	2,083
Valuation allowance against tax benefit of loss carryforwards	(841)	(597)
Other valuation allowance	(241)	(221)
Deferred tax assets, Net, Total	1,478	1,265
Operating lease right-of-use assets	446	403
Tax depreciation in excess of book depreciation	294	232
Tax on undistributed foreign earnings	188	171
Unrealized gain on foreign exchange hedges and retirement liabilities	8	22
Deferred tax liabilities, Total	936	828
Net deferred tax assets	$ 542	$ 437